Pay vs Performance Disclosure - USD ($)	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 02, 2024	Aug. 02, 2024	Jul. 28, 2023	Jul. 29, 2022	Jul. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee has not historically and does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
Pay Versus Performance Table
	Summary Compensation Table Total for Ms. Cochran(2)(7)		Summary Compensation Table Total for Ms. Masino(2)(7)		Compensation Actually Paid to Ms. Cochran(2)		Compensation Actually Paid to Ms. Masino(2)		Average Summary Compensation Table Total for Non-PEO NEOs(2)(7)		Average Compensation Actually Paid to Non-PEO NEOs(3)		Value of Initial Fixed $100 Investment Based on:(4)				GAAP Net Income ($mil.)		Adjusted(6) Operating Income ($mil.)
Year(1)													Cracker Barrel Total Shareholder Return		Peer Group Total Shareholder Return(5)
FY2024	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
FY2023		$8,271,679		—		$6,097,940		—		$2,324,897		$1,996,219		$95		$150		$99.1		$150.4
FY2022		$6,964,276		—		$2,980,818		—		$1,207,463		$820,067		$92		$121		$131.9		$165.7
FY2021		$7,581,053		—		$9,767,161		—		$1,086,754		$1,126,540		$125		$142		$254.5		$166.8

(1)
Sandra B. Cochran served as the PEO for the entirety of fiscal 2023, 2022 and 2021, and part of fiscal 2024. Julie Masino has served as the PEO since November 1, 2023. Our Non-PEO NEOs for the applicable fiscal years were as follows:

FY2024: Craig Pommells, Donna Roberts, Laura A. Daily, and Richard M. Wolfson

FY2023: Craig Pommells, Cammie Spillyards-Schaefer, Laura A. Daily, and Richard M. Wolfson

FY2022: P. Douglas Couvillion, Craig Pommells, Richard M. Wolfson, Jennifer L. Tate, and Laura A. Daily

FY2021: P. Douglas Couvillion, Jennifer L. Tate, Richard M. Wolfson, Michael T. Hackney, and Jill M. Golder

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Ms. Cochran and Ms. Masino, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.

(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our PEOs, Ms. Cochran and Ms. Masino, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from SCT amounts.

	Fiscal Year 2024				Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO		Average Non-PEO NEOs		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$	[ ]	$	[ ]	$8,271,679	$2,324,897	$6,964,276	$1,207,463	$7,581,053	$1,086,754
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$	[ ]	$	[ ]	$4,985,393	$1,492,391	$4,878,994	$674,621	$4,481,208	$395,210
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$	[ ]	$	[ ]	$2,828,906	$1,149,961	$2,957,590	$416,251	$5,296,857	$492,645
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$	[ ]	$	[ ]	$(67,220)	$(7,090)	$(2,127,771)	$(182,339)	$1,020,327	$82,385
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$	[ ]	$	[ ]	$0	$15,854	$0	$41,473	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$	[ ]	$	[ ]	$49,968	$4,988	$65,717	$11,841	$350,132	$21,032
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year (including equity forfeited)	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$161,065
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$	[ ]	$	[ ]	$6,097,940	$1,996,219	$2,980,818	$820,067	$9,767,161	$1,126,540
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Represents total shareholder return (TSR) as calculated based on a fixed investment of $100 in our common stock. TSR is cumulative for the measurement periods beginning on July 31, 2020 and ending on each of our 2021, 2022, 2023 and 2024 fiscal year ends, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
Adjusted operating income is our company-selected measure. Values shown reflect adjusted operating income as calculated for purposes of our Annual Bonus Plan for the applicable reporting fiscal year. Adjusted operating income is a non-GAAP financial measure. For a definition of adjusted operating income and a reconciliation of this non-GAAP financial measure to the most comparable GAAP financial measure, see Appendix B.

(7)
Dividend equivalents which were or will be paid to NEOs upon vesting of LTPP awards, time-based RSU grants, or other time-based RSA grants that vested or were unvested as of the end of each fiscal year end are included in the Summary Compensation Table; see footnote 2 of the All Other Compensation table for an explanation.

Company Selected Measure Name			Adjusted operating income
Named Executive Officers, Footnote
(1)
Sandra B. Cochran served as the PEO for the entirety of fiscal 2023, 2022 and 2021, and part of fiscal 2024. Julie Masino has served as the PEO since November 1, 2023. Our Non-PEO NEOs for the applicable fiscal years were as follows:

FY2024: Craig Pommells, Donna Roberts, Laura A. Daily, and Richard M. Wolfson

FY2023: Craig Pommells, Cammie Spillyards-Schaefer, Laura A. Daily, and Richard M. Wolfson

FY2022: P. Douglas Couvillion, Craig Pommells, Richard M. Wolfson, Jennifer L. Tate, and Laura A. Daily

FY2021: P. Douglas Couvillion, Jennifer L. Tate, Richard M. Wolfson, Michael T. Hackney, and Jill M. Golder

Peer Group Issuers, Footnote			(5) “Peer Group” represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our PEOs, Ms. Cochran and Ms. Masino, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from SCT amounts.

	Fiscal Year 2024				Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO		Average Non-PEO NEOs		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$	[ ]	$	[ ]	$8,271,679	$2,324,897	$6,964,276	$1,207,463	$7,581,053	$1,086,754
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$	[ ]	$	[ ]	$4,985,393	$1,492,391	$4,878,994	$674,621	$4,481,208	$395,210
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$	[ ]	$	[ ]	$2,828,906	$1,149,961	$2,957,590	$416,251	$5,296,857	$492,645
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$	[ ]	$	[ ]	$(67,220)	$(7,090)	$(2,127,771)	$(182,339)	$1,020,327	$82,385
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$	[ ]	$	[ ]	$0	$15,854	$0	$41,473	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$	[ ]	$	[ ]	$49,968	$4,988	$65,717	$11,841	$350,132	$21,032
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year (including equity forfeited)	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$161,065
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$	[ ]	$	[ ]	$6,097,940	$1,996,219	$2,980,818	$820,067	$9,767,161	$1,126,540
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount				$ 2,324,897	$ 1,207,463	$ 1,086,754
Non-PEO NEO Average Compensation Actually Paid Amount				1,996,219	820,067	1,126,540
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our PEOs, Ms. Cochran and Ms. Masino, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from SCT amounts.

	Fiscal Year 2024				Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO		Average Non-PEO NEOs		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$	[ ]	$	[ ]	$8,271,679	$2,324,897	$6,964,276	$1,207,463	$7,581,053	$1,086,754
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$	[ ]	$	[ ]	$4,985,393	$1,492,391	$4,878,994	$674,621	$4,481,208	$395,210
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$	[ ]	$	[ ]	$2,828,906	$1,149,961	$2,957,590	$416,251	$5,296,857	$492,645
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$	[ ]	$	[ ]	$(67,220)	$(7,090)	$(2,127,771)	$(182,339)	$1,020,327	$82,385
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$	[ ]	$	[ ]	$0	$15,854	$0	$41,473	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$	[ ]	$	[ ]	$49,968	$4,988	$65,717	$11,841	$350,132	$21,032
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year (including equity forfeited)	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$161,065
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$	[ ]	$	[ ]	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$	[ ]	$	[ ]	$6,097,940	$1,996,219	$2,980,818	$820,067	$9,767,161	$1,126,540
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return			Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income			Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted Operating Income (our Company-Selected Measure).   The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s Adjusted Operating Income.

Total Shareholder Return Vs Peer Group			Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP.   The following is a list of unranked performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for fiscal 2024. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.
Adjusted Operating Income (CSM)
      Adjusted EBITDA
      Total Shareholder Return

Total Shareholder Return Amount				95	92	125
Peer Group Total Shareholder Return Amount				150	121	142
Net Income (Loss)				$ 99,100,000	$ 131,900,000	$ 254,500,000
Company Selected Measure Amount				150,400,000	165,700,000	166,800,000
PEO Name	Sandra B. Cochran	Julie Masino
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description
(6)
Adjusted operating income is our company-selected measure. Values shown reflect adjusted operating income as calculated for purposes of our Annual Bonus Plan for the applicable reporting fiscal year. Adjusted operating income is a non-GAAP financial measure. For a definition of adjusted operating income and a reconciliation of this non-GAAP financial measure to the most comparable GAAP financial measure, see Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Total Shareholder Return
Ms. Cochran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,271,679	$ 6,964,276	$ 7,581,053
PEO Actually Paid Compensation Amount				6,097,940	2,980,818	9,767,161
Ms. Masino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,985,393)	(4,878,994)	(4,481,208)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,828,906	2,957,590	5,296,857
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(67,220)	(2,127,771)	1,020,327
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				49,968	65,717	350,132
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,492,391)	(674,621)	(395,210)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,149,961	416,251	492,645
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,090)	(182,339)	82,385
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				15,854	41,473	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,988	11,841	21,032
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(161,065)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0